UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [_];    Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Wintergreen Advisers, LLC
Address:   333 US Route 46 West
           Suite 204
           Mountain Lakes, NJ 07046

13F File Number : 028-12233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T Perlstadt
Title:  Chief Financial Officer/Chief Compliance Officer
Phone:  973 263 2601

Signature, Place and Date of Signing:

/s/ Fred T Perlstadt        Mountain Lakes, NJ      August 14, 2008
    ----------------        ------------------      -----------------
    [Signature]             [City, State]           [Date]


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       16

Form 13F Information Table Value Total:   $739,335 (Thousands)

List of Other Included Managers:

No.  13F File Number     Name

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc Del     Cl B             084670207    90386    22529 SH       SOLE                   22529        0        0
Canadian Natural Resource Ltd  Common           136385101    51707   522867 SH       SOLE                  522867        0        0
Chesapeake Energy Corp         Common           165167107   106736  1618193 SH       SOLE                 1618193        0        0
Coca Cola Femsa SA de C V      ADR              191241108     8963   158941 SH       SOLE                  158941        0        0
Consolidated Tomoka Land Co    Common           210226106    62311  1481474 SH       SOLE                 1481474        0        0
eBay Inc                       Common           278642103    12124   443600 SH       SOLE                  443600        0        0
Fomento Economico Mexicano-SP  ADR              344419106    60968  1339660 SH       SOLE                 1339660        0        0
General Dynamics Corporation   Common           369550108    50379   598323 SH       SOLE                  598323        0        0
Grupo Televisa SA de CV        ADR              40049J206     9616   407130 SH       SOLE                  407130        0        0
Leucadia National Corp         Common           527288104    22062   470011 SH       SOLE                  470011        0        0
ProShares Trust                Ultra FTSE Xin   74347R321     2369    28035 SH       SOLE                   28035        0        0
ProShares Trust                UltraSh Finl     74347R628    34789   222107 SH       SOLE                  222107        0        0
Reynolds American Inc          Common           761713106    68145  1460140 SH       SOLE                 1460140        0        0
SPDR Gold Trust                Gold Shs         78463V107    11977   131039 SH       SOLE                  131039        0        0
Washington Post Co             Cl B             939640108    17536    29879 SH       SOLE                   29879        0        0
Wynn Resorts Ltd               Common           983134107   129267  1589022 SH       SOLE                 1589022        0        0


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